Provisions	12 Months Ended
Jun. 30, 2024
Provisions
Provisions

19. Provisions

The Group is subject to claims, lawsuits and other legal proceedings in the ordinary course of business, including claims from clients where a third party seeks reimbursement or damages. The Group’s responsibility under such claims, lawsuits and legal proceedings cannot be estimated with certainty. From time to time, the status of each major issue is evaluated and its potential financial exposure is assessed. If the potential loss involved in the claim or proceeding is deemed probable and the amount may be reasonably estimated, a liability is recorded. The Group estimates the amount of such liability based on the available information and in accordance with the provisions of the IFRS Accounting Standards. If additional information becomes available, the Group will make an evaluation of claims, lawsuits and other outstanding proceedings, and will revise its estimates.

The following table shows the movements in the Group's provisions categorized by type:

	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of 06.30.22	3,095	63	3,158
Additions (i)	28,519	-	28,519
Share of profit of associates	-	(59)	(59)
Recovery (i)	(832)	-	(832)
Used during the year	(249)	-	(249)
Inflation adjustment	(5,410)	-	(5,410)
As of 06.30.2023	25,123	4	25,127
Additions (i)	6,768	-	6,768
Share of loss of associates	-	11	11
Recovery (i)	(75)	-	(75)
Used during the year	(615)	-	(615)
Inflation adjustment	(6,513)	-	(6,513)
As of 06.30.2024	24,688	15	24,703

	06.30.2024	06.30.2023
Non-Current	21,019	21,991
Current	3,684	3,136
Total	24,703	25,127

(i)	Additions and recoveries are included in "Other operating results, net".
(ii)	Corresponds to the equity interest in Puerto Retiro. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".
(iii)	Includes the provision for the IDBD demand

IDBD

The Group lost control of IDBD on September 25, 2020.

On September 21, 2020, IDBD filed a lawsuit against Dolphin Netherlands B.V. (“Dolphin BV”) and IRSA before the Tel-Aviv Jaffa District Court (civil case no. 29694-09-20). The amount claimed by IDBD is NIS 140 million, alleging that Dolphin BV and IRSA breached an alleged legally binding commitment to transfer to IDBD 2 installments of NIS 70 million. On December 24, 2020, and following approval by the insolvency court, the IDBD trustee filed a motion to dismiss the claim, maintaining the right as IDBD trustee, to file a new inter alia claim in the same matter, after conduct an investigation into the reasons for IDBD's insolvency. On December 24, 2020, the court entered a judgment to dismiss the claim as requested. On October 31, 2021, the Insolvency Commissioner notified that he did not oppose the motion, and on that same date, the court affirmed the motion initiated by the trustee of IDBD.

On December 26, 2021 IDBD filed the lawsuit against Dolphin BV and IRSA for the sum of NIS 140 million.

On January 30, 2023, a copy of the lawsuit was sent to us and we evaluated the legal defense alternatives for the company's interests. During the fiscal year 2023 and to date, the process has followed its natural course and the Company has responded to all the requirements that have been made.

On January 17, 2024, the Court rejected the request for inhibition of assets and seizure of IRSA requested by IDBD. A hearing date has been set on the file dealing with the appeal of jurisdiction and notification of the lawsuit. A hearing date has also been set for the main claim file, which is in the evidentiary stage.

On April 9, 2024, the Court rejected the appeal filed by IRSA regarding the applicable jurisdiction and the form of notification of the claim, ordering that IRSA and Dolphin pay IDBD the sum of NIS 25,000 as expenses. The Court's decision was appealed to the Supreme Court on June 16, 2024 and on June 18, 2024, the Supreme Court refused to address the issue raised.

September 15, 2024 has been set as the deadline for IDBD, IRSA and Dolphin to report to the Court the status of the documentation exchange process. In this process, the parties show each other the requested documentation as part of the evidentiary stage. In a preliminary hearing the parties discussed document requests and agreed to attempt to reach a consensus on the facts of the case. In that hearing, the parties were given until October to present witnesses.

The company is discussing the origin of the claim in terms of its passive legitimacy and, subsidiarily, refuting the substantive arguments raised by IDBD. Notwithstanding this, based on the analysis of the Company's lawyers based on the actions carried out to date, an accounting provision related to this claim has been recorded under the applicable accounting standards. As of the date of issuance of these financial statements, the process is still in progress.